Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation
Stock-based compensation cost included in Consolidated Statement of Earnings

($ in millions)

For the year ended December 31:	2014	2013	2012
Cost	$121	$122	$132
Selling, general and administrative	350	435	498
Research, development and engineering	54	57	59
Other (income) and expense*	(13)	—	(1)
Pre-tax stock-based compensation cost	512	614	688
Income tax benefits	(174)	(213)	(240)
Net stock-based compensation cost	$338	$402	$448

* Reflects the one-time effects related to the divestitures of the customer care and industry standard server businesses in 2014.

Summary of Restricted Stock Units activity
	2014		2013		2012
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$166	8,635,317	$148	9,841,461	$129	12,218,601
RSUs granted	172	2,525,947	189	2,541,081	184	2,635,772
RSUs released	157	(2,401,761)	131	(2,952,363)	117	(4,338,787)
RSUs canceled/forfeited	167	(1,025,226)	154	(794,862)	139	(674,125)
Balance at December 31	$171	7,734,277	$166	8,635,317	$148	9,841,461

Summary of Performance Share Units activity
PSUs

	2014		2013		2012
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$178	2,824,294	$151	3,172,201	$122	3,686,991
PSUs granted at target	180	1,430,098	195	869,875	185	1,004,003
Additional shares earned
above target*	157	29,960	118	152,069	102	550,399
PSUs released	157	(1,027,181)	118	(1,321,784)	102	(1,998,746)
PSUs canceled/forfeited	187	(116,464)	170	(48,067)	131	(70,446)
Balance at December 31**	$185	3,140,707	$178	2,824,294	$151	3,172,201

*    Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of option activity
	2014		2013		2012
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$97	5,622,951	$94	11,389,721	$90	20,662,322
Options exercised	97	(3,740,252)	90	(5,585,127)	86	(9,080,170)
Options canceled/expired	95	(131,750)	86	(181,643)	75	(192,431)
Balance at December 31	$97	1,750,949	$97	5,622,951	$94	11,389,721
Exercisable at December 31	$97	1,750,949	$97	5,622,951	$94	11,389,721

Options outstanding and exercisable with exercise price ranges
	Options Outstanding and Exercisable
				Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$83	351,690	$27,409,244	1.2
$86 and over	100	1,399,259	84,243,181	0.7
	$97	1,750,949	$111,652,425	0.8